Consolidated Statement of Financial Position - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Goodwill	£ 6,824	£ 6,899
Intangible assets	3,452	3,534
Investments in joint ventures	118	104
Other investments	133	151
Property, plant and equipment	180	198
Right of use assets	264	263
Other receivables	31
Deferred tax assets	239	455
Net pension assets	45	6
Derivative financial instruments	58	37
Non-current assets	11,344	11,647
Current assets
Inventories and pre-publication costs	217	212
Trade and other receivables	2,067	2,015
Derivative financial instruments	23	10
Cash and cash equivalents	138	114
Current assets	2,445	2,351
Assets held for sale		1
Total assets	13,789	13,999
Current liabilities
Trade and other payables	3,479	3,432
Derivative financial instruments	24	32
Borrowings	2,060	1,392
Taxation	372	450
Provisions	12	15
Current liabilities	5,947	5,321
Non-current liabilities
Derivative financial instruments	10	37
Borrowings	4,354	4,973
Deferred tax liabilities	593	830
Net pension obligations	565	439
Other payables	108
Provisions	22	36
Non-current liabilities	5,652	6,315
Liabilities associated with assets held for sale		4
Total liabilities	11,599	11,640
Net assets	2,190	2,359
Capital and reserves
Share capital	286	290
Share premium	1,443	1,415
Shares held in treasury	(834)	(734)
Translation reserve	292	374
Other reserves	979	984
Shareholders’ equity	2,166	2,329
Non-controlling interests	24	30
Total equity	£ 2,190	£ 2,359